Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended																12 Months Ended
	Jan. 31, 2017 USD ($)		Oct. 31, 2016 USD ($)	[1],[2],[3]	Jul. 31, 2016 USD ($)	[1],[2],[3]	Apr. 30, 2016 USD ($)	[1],[2],[3]	Jan. 31, 2016 USD ($)		Oct. 31, 2015 USD ($)	[2]	Jul. 31, 2015 USD ($)		Apr. 30, 2015 USD ($)	[2]	Jan. 31, 2017 USD ($) Segments Customer shares	Jan. 31, 2016 USD ($) Customer shares	Jan. 31, 2015 USD ($) Customer shares	Jan. 31, 2012 USD ($)
Significant Accounting Policies [Line Items]
Impairment charges													$ 4,598,000					$ 4,598,000
Selling, general and administrative expenses																	$ 76,586,000	89,176,000	$ 97,339,000
Cost of revenue	$ 87,441,000	[1],[2],[3]	$ 97,124,000		$ 100,474,000		$ 97,062,000		$ 101,551,000	[2]	$ 110,209,000		$ 106,099,000	[2]	$ 102,008,000		$ 382,101,000	419,867,000	411,077,000
Number of reportable segments | Segments																	3
Net foreign currency transaction losses																	$ (205,000)	(73,000)	(241,000)
Contract losses																	9,800,000	2,900,000	1,200,000
Supplies	16,400,000								14,400,000								16,400,000	14,400,000
Raw materials	2,300,000								2,700,000								2,300,000	2,700,000
Inventory reserves	900,000								1,200,000								900,000	1,200,000
Write-down of inventory																		7,905,000
Assets held for sale	40,160,000								50,152,000								40,160,000	50,152,000
Reserve for assets held for sale	20,580,000								26,208,000								20,580,000	26,208,000
Goodwill	8,915,000								8,915,000								8,915,000	8,915,000
Goodwill expected to tax deductible	900,000								900,000								900,000	900,000
Restricted deposits, current									3,466,000									3,466,000
Restricted deposits, non-current	$ 5,055,000								$ 4,252,000								5,055,000	4,252,000
Bad debt expense																	$ 1,900,000	$ 5,090,000	$ 2,539,000
Number of customers accounted for more than 10% of consolidated revenues | Customer																	0	0	0
Method used to determine the fair value of share-based compensation granted																	The fair value of share-based compensation granted in the form of stock options is determined using a lattice valuation model. In addition, we granted certain market-based awards during the years ended January 31, 2017, 2016 and 2015, which were valued using the Monte Carlo simulation model.
Research and development costs																	$ 100,000	$ 100,000	$ 100,000
4.25% Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Debt instrument, stated percentage	4.25%								4.25%								4.25%	4.25%
8.0% Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Debt instrument, stated percentage	8.00%								8.00%								8.00%	8.00%
Stock Option [Member]
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from weighted average shares | shares																	750,044	839,715	1,015,514
Nonvested Stock [Member]
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from weighted average shares | shares																	1,871,640	1,407,170	487,292
Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Restricted deposits, non-current	$ 5,000,000								$ 4,300,000								$ 5,000,000	$ 4,300,000
Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Restricted deposits, current									3,500,000									3,500,000
Mineral Services [Member]
Significant Accounting Policies [Line Items]
Cumulative goodwill impairment losses																				$ 20,200,000
Water Resources [Member]
Significant Accounting Policies [Line Items]
Cumulative goodwill impairment losses																				17,500,000
Inliner [Member]
Significant Accounting Policies [Line Items]
Cumulative goodwill impairment losses																				$ 23,100,000
Australia [Member] | Mineral Services [Member] | Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Assets held for sale	2,500,000																2,500,000
Australia [Member] | Mineral Services [Member] | Other Current Liabilities [Member]
Significant Accounting Policies [Line Items]
Reserve for assets held for sale	$ 12,400,000																12,400,000
Ethiopia [Member] | Mineral Services [Member] | Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Assets held for sale									$ 800,000									800,000
California [Member] | Water Resources [Member] | Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Assets held for sale																			$ 1,400,000
Other Nonoperating Income [Member]
Significant Accounting Policies [Line Items]
Net foreign currency transaction losses																	(200,000)	(100,000)	(200,000)
Cost of Revenues [Member]
Significant Accounting Policies [Line Items]
Write-down of inventory																		7,900,000
Selling, General and Administrative Expenses [Member]
Significant Accounting Policies [Line Items]
Bad debt expense																	700,000	(400,000)	800,000
Reclassification [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expenses																	(9,000,000)	(9,100,000)	(8,500,000)
Cost of revenue																	9,000,000	9,100,000	$ 8,500,000
Equity Method Investments [Member]
Significant Accounting Policies [Line Items]
Impairment charges																	0
Property and Equipment [Member]
Significant Accounting Policies [Line Items]
Impairment of long-lived assets																	$ 12,900,000	$ 3,900,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership	20.00%																20.00%
Estimated useful lives of amortizable intangible assets																	10 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership	50.00%																50.00%
Estimated useful lives of amortizable intangible assets																	35 years

[1]	All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.
[2]	As discussed in Note 1 to the Consolidated Financial Statements, we utilize multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
[3]	As part of the Water Resources Business Performance Initiative, we determined a better reflection of cost of revenues is to include indirect project manager costs that historically have been presented in selling, general and administrative expenses. Indirect project manager costs are included in cost of revenues for all periods presented.